Pensions and Other Postretirement Benefits (Contributions to Multi-employer Plan) (Details) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member]	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Multiemployer Plans [Line Items]
Contributions to multi-employer plan	$ 12,000,000	$ 13,000,000	$ 15,000,000
Multiemployer plan employer contribution rate per month	$ 164.12	$ 176.16
Number of retirees covered	445	461